Long-Term Debt - Covenants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Line Items]
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted of $79,563 at December 31, 2014 and $78,144 at December 31, 2013, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250. Two loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.

Debt Instrument Covenant Compliance

At December 31, 2014, the Company and its wholly and majority owned subsidiaries were compliant with the original financial covenants in its loan agreements, including the leverage ratio and the value-to-loan requirements and all other terms and covenants, except in the case of the value-to-loan requirements in one of its loan agreements with an outstanding balance of $31,700 as of December 31, 2014 ($34,300 as of December 31, 2013). The value-to-loan ratio will be satisfied with the repayment of the next two scheduled semi-annual installments and therefore, no amount has been reclassified in the current liabilities at December 31, 2014.

Cash and cash equivalents	$ 202,107	$ 162,237	$ 144,297	$ 175,708
Debt - Carrying amount	1,418,336	1,380,298
Working capital deficit	49,817
Minimum liquidity requirement
Long-Term Debt [Line Items]
Cash and cash equivalents	79,563	78,144
Three loan agreements
Long-Term Debt [Line Items]
Held in deposit account	3,250
Term loan not in compliance with value-to-loan ratio
Long-Term Debt [Line Items]
Debt - Carrying amount	$ 31,700	$ 34,300